American Century Investments®
Quarterly Portfolio Holdings
International Opportunities Fund
August 31, 2025

International Opportunities - Schedule of Investments
AUGUST 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Argentina — 0.2%
Vista Energy SAB de CV, ADR(1)(2)	32,293	1,258,781
Australia — 5.9%
ALS Ltd.	439,339	5,329,082
CAR Group Ltd.	168,755	4,451,411
HUB24 Ltd.	36,334	2,581,636
JB Hi-Fi Ltd.	34,559	2,642,723
Lynas Rare Earths Ltd.(1)	85,475	775,875
NEXTDC Ltd.(1)	533,358	5,730,760
Temple & Webster Group Ltd.(1)	67,208	1,046,534
Zip Co. Ltd.(1)(2)	2,809,934	7,744,125
		30,302,146
Brazil — 4.0%
Direcional Engenharia SA	1,859,900	5,323,948
Embraer SA, ADR	191,332	10,777,732
Inter & Co., Inc., Class A	249,322	2,141,676
Sendas Distribuidora SA	1,092,100	2,114,970
		20,358,326
Canada — 12.7%
Alamos Gold, Inc., Class A	176,416	5,374,598
Aritzia, Inc.(1)	150,152	8,989,331
AtkinsRealis Group, Inc.	103,409	7,111,039
Badger Infrastructure Solutions Ltd.	63,602	2,668,936
BRP, Inc.	39,637	2,494,503
Capstone Copper Corp.(1)	763,467	5,459,093
Celestica, Inc.(1)	18,830	3,667,142
Chartwell Retirement Residences	463,271	6,247,336
Descartes Systems Group, Inc.(1)	5,259	525,475
Finning International, Inc.	114,158	4,733,066
Hudbay Minerals, Inc.	447,601	5,371,147
Kinaxis, Inc.(1)	33,539	4,629,547
Lundin Gold, Inc.	132,895	8,171,976
		65,443,189
China — 3.8%
AAC Technologies Holdings, Inc.	893,500	4,983,356
Atour Lifestyle Holdings Ltd., ADR	41,184	1,602,881
Bosideng International Holdings Ltd.	7,458,000	4,316,520
GDS Holdings Ltd., ADR(1)	152,287	5,263,039
Tongcheng Travel Holdings Ltd.	1,131,200	3,200,382
		19,366,178
Denmark — 0.4%
FLSmidth & Co. AS	26,907	1,838,330
Finland — 1.7%
Hiab OYJ, B Shares	63,526	4,186,615
Konecranes OYJ	54,899	4,525,517
		8,712,132
France — 1.8%
SPIE SA	105,207	5,831,143
VusionGroup	14,379	3,609,102
		9,440,245

Germany — 6.8%
Auto1 Group SE(1)	299,616	10,139,399
CTS Eventim AG & Co. KGaA	25,395	2,380,497
flatexDEGIRO AG	168,183	5,564,764
Friedrich Vorwerk Group SE	31,973	2,695,774
IONOS Group SE(1)	86,297	3,852,485
RENK Group AG	64,337	4,698,943
Scout24 SE	42,149	5,461,031
		34,792,893
Greece — 1.7%
Jumbo SA	36,077	1,287,146
National Bank of Greece SA	559,097	7,742,838
		9,029,984
India — 5.3%
Amber Enterprises India Ltd.(1)	38,308	3,155,089
Anant Raj Ltd.	552,499	3,238,142
APL Apollo Tubes Ltd.	72,175	1,313,658
ITC Hotels Ltd.(1)	1,801,452	4,874,457
Max Healthcare Institute Ltd.	413,199	5,410,074
Radico Khaitan Ltd.	157,249	5,088,747
Rainbow Children's Medicare Ltd.	244,001	4,154,828
		27,234,995
Israel — 2.9%
Nova Ltd.(1)	10,112	2,662,894
Phoenix Financial Ltd.	144,313	5,102,976
Tower Semiconductor Ltd.(1)	119,830	7,048,401
		14,814,271
Italy — 1.2%
Brunello Cucinelli SpA	22,939	2,653,438
Technogym SpA	197,261	3,368,771
		6,022,209
Japan — 20.6%
Anritsu Corp.	293,200	3,440,590
Appier Group, Inc.	269,700	2,812,615
Asics Corp.	296,400	7,967,704
BayCurrent, Inc.	84,800	4,811,378
CyberAgent, Inc.	473,700	5,727,639
Furukawa Electric Co. Ltd.	91,800	5,722,360
Japan Elevator Service Holdings Co. Ltd.	101,500	2,658,567
Kinden Corp.	199,500	7,115,788
Lifedrink Co., Inc.	129,900	2,310,427
Maruwa Co. Ltd.	21,700	5,855,321
Rakuten Bank Ltd.(1)	134,700	7,573,234
Resonac Holdings Corp.	184,000	4,782,098
Ryohin Keikaku Co. Ltd.(2)	166,800	3,587,447
Sanrio Co. Ltd.	124,000	6,415,912
Sanwa Holdings Corp.	115,500	3,718,608
Simplex Holdings, Inc.	87,300	2,697,622
Sinfonia Technology Co. Ltd.	61,100	3,246,686
Sojitz Corp.	236,500	6,230,273
Sumitomo Forestry Co. Ltd.	221,500	2,512,094
SWCC Corp.	112,700	6,230,122
Tokyo Ohka Kogyo Co. Ltd.	197,900	6,285,837
Tsuruha Holdings, Inc.(2)	265,000	4,088,392
		105,790,714

Malaysia — 0.9%
Gamuda Bhd.(2)	1,891,800	2,486,756
KPJ Healthcare Bhd.(2)	3,673,500	2,259,197
		4,745,953
Netherlands — 1.2%
SBM Offshore NV(2)	220,495	6,028,209
Norway — 1.6%
DOF Group ASA	582,545	5,683,231
Kitron ASA	420,165	2,441,653
		8,124,884
Peru — 1.1%
Intercorp Financial Services, Inc.	136,966	5,440,290
South Korea — 6.4%
Classys, Inc.	81,190	3,039,958
Coway Co. Ltd.	70,241	5,243,959
D'Alba Global Co. Ltd.(1)	20,290	2,615,697
Hugel, Inc.(1)	20,915	4,728,672
HYBE Co. Ltd.(1)	18,347	3,784,539
Hyundai Rotem Co. Ltd.	47,595	6,565,650
Samyang Foods Co. Ltd.	6,269	7,019,459
		32,997,934
Spain — 0.9%
Fluidra SA(2)	166,427	4,745,320
Sweden — 2.3%
Asmodee Group AB, Class B(1)	193,764	2,346,870
BoneSupport Holding AB(1)	119,220	3,914,378
RaySearch Laboratories AB	97,969	2,749,880
Sweco AB, B Shares(2)	177,902	3,002,817
		12,013,945
Switzerland — 3.7%
Belimo Holding AG	4,627	5,094,974
Kardex Holding AG	10,639	4,450,329
Kuros Biosciences AG(1)	30,634	951,036
Siegfried Holding AG(1)(2)	4,533	475,754
Sulzer AG	17,936	3,361,103
Swissquote Group Holding SA	6,993	4,585,789
		18,918,985
Taiwan — 6.0%
ASPEED Technology, Inc.	33,000	5,363,976
AURAS Technology Co. Ltd.	116,000	2,578,063
Bizlink Holding, Inc.	173,106	6,024,590
Elite Material Co. Ltd.	177,000	7,005,986
King Yuan Electronics Co. Ltd.	1,337,000	6,765,035
Tong Yang Industry Co. Ltd.	962,000	3,178,384
		30,916,034
United Kingdom — 6.1%
Balfour Beatty PLC	1,230,849	9,875,927
Diploma PLC	89,059	6,501,388
Marex Group PLC	106,226	3,756,152
St. James's Place PLC	318,513	5,461,738
Weir Group PLC	171,973	5,727,380
		31,322,585
United States — 0.3%
TechnipFMC PLC	48,526	1,783,816
TOTAL COMMON STOCKS (Cost $367,687,963)		511,442,348

EXCHANGE-TRADED FUNDS — 0.3%
Schwab International Small-Cap Equity ETF (Cost $1,737,767)	40,551	1,794,382
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $391,506)	391,506	391,506
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $369,817,236)		513,628,236
OTHER ASSETS AND LIABILITIES — 0.1%		364,078
TOTAL NET ASSETS — 100.0%		$513,992,314

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	29.1%
Consumer Discretionary	16.8%
Information Technology	15.8%
Financials	11.2%
Materials	7.3%
Health Care	6.6%
Consumer Staples	4.5%
Communication Services	4.2%
Energy	3.4%
Real Estate	0.6%
Exchange-Traded Funds	0.3%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $14,575,059. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $15,383,850, which includes securities collateral of $14,992,344.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$1,258,781	—	—
Brazil	12,919,408	$7,438,918	—
Canada	3,667,142	61,776,047	—
China	6,865,920	12,500,258	—
Israel	9,711,295	5,102,976	—
Peru	5,440,290	—	—
United Kingdom	3,756,152	27,566,433	—
United States	1,783,816	—	—
Other Countries	—	351,654,912	—
Exchange-Traded Funds	1,794,382	—	—
Short-Term Investments	391,506	—	—
	$47,588,692	$466,039,544	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.